UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           AMENDMENT NO. 1 FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22442
                                                    -----------

                    First Trust High Income Long/Short Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2016
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

The Registrant is filing this Amendment No. 1 for Form N-CSR for the period ended April 30, 2016, originally filed with the Securities and Exchange Commission on July 5, 2016 (Accession Number 0001445546-16-009347) and incorporated herein by reference, to include the information under Item 9, which was inadvertently omitted from the original filing due to an administrative error. Other than the aforementioned revision, this Form N-CSR does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way. If you have any questions or comments, please telephone Kristi Maher at (630) 517-7506.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders was previously filed and is incorporated herein by reference.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolios managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                                 (C) TOTAL NUMBER OF       (D) MAXIMUM NUMBER (OR
               (A) TOTAL NUMBER   (B) AVERAGE     SHARES (OR UNITS)      APPROXIMATE DOLLAR VALUE) OF
                  OF SHARES       PRICE PAID     PURCHASED AS PART OF    SHARES (OR UNITS) THAT MAY
                  (OR UNITS)       PER SHARE      PUBLICLY ANNOUNCED     YET BE PURCHASED UNDER THE
   PERIOD         PURCHASED        (OR UNIT)      PLANS OR PROGRAMS           PLANS OR PROGRAMS
--------------  ---------------  -------------  ----------------------  -----------------------------
Month #1
(11/01/2015 -
11/30/2015)         190,522         $14.359            344,458                    1,458,350

Month #2
(12/01/2015 -       136,177         $13.873            480,635                    1,322,173
12/31/2016)

Month #3
(01/01/2016 -       188,309         $13.631            668,944                    1,133,864
01/31/2016)

Month #4
(02/01/2016 -       114,608         $13.359            783,552                    1,019,256
02/29/2016)

Month #5
(03/01/2016 -          0              $0               783,552                    1,019,256
03/31/2016)

Month #6
(04/01/2016 -          0              $0               783,552                    1,019,256
04/30/2016)

Total               629,616         $13.854            783,552                    1,019,256

On September 15, 2015, the Fund commenced a Share Repurchase Program. The program will continue until the earlier of (i) the repurchase of 1,802,808 common shares, or (ii) twelve months from implementation of the Fund's Share Repurchase Program. For the reporting period, the Registrant repurchased 629,616 of its shares at a weighted average discount of 15.07% from net asset value per share. The Registrant expects to continue to repurchase its outstanding shares until the earlier of (the repurchase of an additional 1,019,256 common shares (for an aggregate of 1,802,808), or (ii) September 15, 2016.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        First Trust High Income Long/Short Fund
                 ---------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 20, 2016
     --------------------

* Print the name and title of each signing officer under his or her signature.